UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6266

        Nuveen Florida Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Florida Investment Quality Municipal Fund (NQF)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.6% (1.1% of Total Investments)
$ 5,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 3,587,850
	Series 2002, 5.500%, 5/15/39
	Education and Civic Organizations – 1.1% (0.7% of Total Investments)
2,000	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	BBB	1,843,640
	University, Series 2004B, 5.625%, 4/01/34
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue	8/11 at 101.00	A	504,873
	Bonds, P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 – MBIA Insured
2,575	Total Education and Civic Organizations			2,348,513
	Energy – 0.3% (0.2% of Total Investments)
900	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	BBB	744,957
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 12.6% (8.3% of Total Investments)
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,000	5.250%, 6/01/26	6/16 at 100.00	A–	885,270
3,625	5.000%, 6/01/38	6/16 at 100.00	A–	2,853,926
3,075	5.500%, 6/01/38 – FSA Insured	6/18 at 100.00	AAA	2,971,311
875	5.375%, 6/01/46	6/16 at 100.00	A–	706,773
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa
	General Hospital, Series 2003B:
1,000	5.250%, 10/01/28	10/13 at 100.00	A3	865,020
2,330	5.250%, 10/01/34	10/13 at 100.00	A3	1,906,989
1,185	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	932,228
	General Hospital, Series 2006, 5.250%, 10/01/41
3,235	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Medical Center, Series	11/16 at 100.00	A2	2,838,907
	2006, 5.000%, 11/15/26
2,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	1,771,860
	MBIA Insured
2,345	Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional Medical Center Project, Series	7/12 at 100.00	BBB+	2,128,088
	2002, 5.375%, 7/01/22
3,750	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	2,832,113
	Series 2007, 5.000%, 10/01/34
	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH
	Corporation Obligated Group, Series 2001:
3,410	5.500%, 12/01/21	12/11 at 101.00	BBB–	2,870,674
5,340	5.625%, 12/01/31	12/11 at 101.00	BBB–	4,085,474
33,170	Total Health Care			27,648,633
	Housing/Multifamily – 0.4% (0.3% of Total Investments)
925	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	5/10 at 101.00	Aaa	936,276
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
	Housing/Single Family – 0.8% (0.5% of Total Investments)
305	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, New Money and Refunding	1/10 at 100.00	AA+	305,189
	Issue, Series 1996-2, 6.350%, 7/01/28 (Alternative Minimum Tax)
720	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%,	1/10 at 100.00	AA+	726,156
	7/01/29 – MBIA Insured (Alternative Minimum Tax)
855	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%,	1/16 at 100.00	AA+	763,361
	7/01/31 (Alternative Minimum Tax)
1,880	Total Housing/Single Family			1,794,706
	Long-Term Care – 1.0% (0.7% of Total Investments)
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
1,125	5.850%, 8/01/24	8/14 at 101.00	N/R	998,865
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,222,030
2,690	Total Long-Term Care			2,220,895
	Tax Obligation/General – 10.6% (7.0% of Total Investments)
185	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	194,137
	Series 2002F, 5.000%, 6/01/22 – MBIA Insured
9,230	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/11 at 101.00	AAA	9,298,209
	Bonds, Series 2001C, 5.125%, 6/01/31 – FGIC Insured
8,000	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/12 at 100.00	AAA	8,663,440
	Refunding Bonds, Series 2002D, 5.375%, 6/01/16
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2009B,	6/18 at 101.00	AAA	2,522,075
	5.000%, 6/01/34
2,400	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/18 at 100.00	AA–	2,410,728
	2009-B1, 5.625%, 7/01/38
22,315	Total Tax Obligation/General			23,088,589
	Tax Obligation/Limited – 47.1% (31.0% of Total Investments)
1,665	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AA	1,701,364
	MBIA Insured
230	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	220,701
	MBIA Insured
1,280	Florida Intergovernmental Finance Commission, Capital Revenue Bonds, Daytona Beach Community	8/11 at 100.00	A2	1,317,850
	Redevelopment Agency, Series 2001C-1, 5.000%, 2/01/20 – AMBAC Insured
1,685	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – MBIA Insured	5/13 at 100.00	A	1,663,466
5,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Series	12/09 at 100.00	A	4,765,350
	1996, 5.375%, 6/01/27 – MBIA Insured (Alternative Minimum Tax)
2,980	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AA+	3,032,806
	5.000%, 8/01/23 – MBIA Insured
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series	No Opt. Call	A	6,203,950
	1986, 7.650%, 7/01/16 – FGIC Insured
1,535	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA+	1,552,745
	5/01/24 – AMBAC Insured
2,170	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	2,235,035
	10/01/25 – FGIC Insured
4,990	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AA–	5,164,351
	10/01/21 – MBIA Insured
2,000	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	A+	2,022,200
	2002, 5.000%, 10/01/22 – FGIC Insured
3,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	A	2,779,560
	11/01/31 – AMBAC Insured
1,950	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special	5/12 at 102.00	BBB–	1,843,745
	Assessment Bonds, Commercial Project, Series 2002A, 5.250%, 5/01/16 – RAAI Insured
10,900	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AAA	10,621,395
	7/01/35 – FSA Insured
	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Republic
	Drive-Universal Boulevard – I-4 Interchange Project, Series 2002:
1,495	5.125%, 4/01/20 – AMBAC Insured	4/12 at 100.00	N/R	1,504,703
1,225	5.125%, 4/01/21 – AMBAC Insured	4/12 at 100.00	N/R	1,228,393
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
3,745	5.000%, 4/01/22 – MBIA Insured	4/14 at 100.00	A3	3,795,745
2,000	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	A3	2,020,820
6,090	Palm Beach County School Board, Florida, Certificates of Participation, Drivers Trust 2089,	8/16 at 100.00	AAA	6,270,150
	13.121%, 8/01/31 – FSA Insured (IF)
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,003,930
	8/01/27 – MBIA Insured
4,490	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park	6/15 at 100.00	AA+	4,498,711
	Project, Series 2005A, 5.000%, 6/01/25 – AMBAC Insured
2,500	Polk County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/18 –	10/14 at 100.00	AAA	2,733,450
	FSA Insured
1,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	819,150
	Series 2007, 5.000%, 7/01/33 – MBIA Insured
820	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	A–	722,453
	5.000%, 5/01/30 – RAAI Insured
2,750	Saint Johns County, Florida, Transportation Improvement Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A1	2,730,530
	10/01/23 – AMBAC Insured
3,000	School Board of Duval County, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aa3	2,906,310
	Series 2008, 5.000%, 7/01/33 – FSA Insured
625	Sonoma Bay Community Development District, Florida, Special Assessment Bonds, Series 2005A,	5/15 at 100.00	N/R	428,488
	5.450%, 5/01/36
7,500	South Florida Water Management District, Certificates of Participation, Series 2006, Trust	10/16 at 100.00	AA+	6,855,225
	1036, 8.732%, 10/01/36 – AMBAC Insured (IF)
5,000	South Florida Water Management District, Certificates of Participation, Series 2006, 5.000%,	10/16 at 100.00	AA+	4,784,950
	10/01/36 – AMBAC Insured
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 – MBIA Insured	No Opt. Call	A	1,271,013
2,785	5.750%, 10/01/25 – MBIA Insured	No Opt. Call	A	2,811,068
8,605	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/15 –	10/12 at 100.00	AAA	9,421,355
	FSA Insured
102,265	Total Tax Obligation/Limited			102,930,962
	Transportation – 23.0% (15.2% of Total Investments)
8,900	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1, 5.250%, 10/01/26 –	10/11 at 101.00	Aa3	8,399,286
	AMBAC Insured (Alternative Minimum Tax)
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	Aa3	2,179,154
	AMBAC Insured
6,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series	7/13 at 101.00	Aa2	5,909,220
	2003C, 5.000%, 7/01/33
12,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1999A,	10/09 at 101.00	Aa3	10,991,399
	5.125%, 10/01/28 – FGIC Insured (Alternative Minimum Tax)
4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	3,933,280
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
2,500	Lee County, Florida, Airport Revenue Bonds, Series 2006, 5.000%, 10/01/33 – FSA Insured	10/15 at 100.00	AAA	2,479,050
1,750	Miami-Dade County Industrial Development Authority, Florida, Industrial Development Revenue	10/09 at 101.00	N/R	1,756,055
	Bonds, Airis Miami II LLC – Miami International Airport, Series 1999, 6.000%, 10/15/25 – AMBAC
	Insured (Alternative Minimum Tax)
5,390	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	A	5,439,426
	5.750%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)
1,325	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A	1,078,219
	5.000%, 10/01/38 – CIFG Insured (Alternative Minimum Tax)
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A2	2,440,850
	5.500%, 10/01/41
5,360	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	A–	5,621,461
	7/01/16 – AMBAC Insured
51,875	Total Transportation			50,227,400
	U.S. Guaranteed – 27.8% (18.3% of Total Investments) (4)
11,800	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/09 at 101.00	AAA	12,112,106
	Group, Series 1999A-2, 6.000%, 11/15/31 (Pre-refunded 11/15/09)
4,600	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/11 at 101.00	N/R (4)	5,162,396
	Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)
	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of
	Miami, Series 2004A:
2,290	5.000%, 4/01/19 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	2,618,752
3,305	5.000%, 4/01/22 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	3,779,466
3,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	3,275,070
	Children’s Hospital, Series 2001A, 5.125%, 8/15/26 (Pre-refunded 8/15/11) – AMBAC Insured
1,175	Naples, Florida, Water and Sewer Revenue Bonds, Series 2002, 5.000%, 9/01/14	9/12 at 100.00	Aa2 (4)	1,318,679
	(Pre-refunded 9/01/12)
	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001:
5,450	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A (4)	5,884,256
550	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A (4)	593,824
6,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A1 (4)	6,506,760
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
3,695	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	12/12 at 100.00	AAA	4,261,702
	Healthcare System, Series 2002, 5.750%, 12/01/27 (Pre-refunded 12/01/12)
4,295	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1 (4)	4,857,473
	2002C, 5.250%, 10/01/18 (Pre-refunded 10/01/12)
3,570	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	4,294,210
	1992, 6.000%, 10/01/19 – MBIA Insured (ETM)
5,375	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	Aa3 (4)	6,048,864
	(Pre-refunded 5/01/12)
55,105	Total U.S. Guaranteed			60,713,558
	Utilities – 9.1% (6.0% of Total Investments)
4,330	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa1	4,444,182
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
1,050	Jacksonville Beach, Florida, Utility Revenue Refunding Bonds, Series 2002, 5.000%, 4/01/17 –	10/10 at 100.00	A1	1,087,727
	AMBAC Insured
4,250	Lakeland, Florida, Energy System Revenue Refunding Bonds, Series 1999C, 6.050%, 10/01/11 –	No Opt. Call	AAA	4,640,193
	FGIC Insured
2,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 2009A-1,	4/19 at 100.00	Aa1	2,019,480
	5.250%, 10/01/39
5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	No Opt. Call	Aa1	5,298,450
	1992, 6.000%, 10/01/10
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/35 – MBIA Insured	10/15 at 100.00	AA-	2,446,250
19,130	Total Utilities			19,936,282
	Water and Sewer – 16.2% (10.7% of Total Investments)
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%, 10/01/34	10/18 at 100.00	AA	2,023,800
3,010	Cocoa, Florida, Water and Sewerage System Revenue Refunding Bonds, Series 2003, 5.500%,	No Opt. Call	AA–	3,221,362
	10/01/23 – AMBAC Insured
1,750	Florida State Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds,	1/19 at 100.00	AAA	1,781,640
	Series 2009A, 5.000%, 1/15/29
1,000	Jacksonville, Florida, Water and Sewer Revenue Bonds, United Water Florida Project, Series	8/09 at 100.00	Baa1	999,970
	1995, 6.350%, 8/01/25 – AMBAC Insured (Alternative Minimum Tax)
1,525	Lee County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/20 –	10/13 at 100.00	A2	1,532,869
	MBIA Insured
3,300	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	10/09 at 101.00	A+	3,311,187
	10/01/29 – FGIC Insured
3,270	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, Trust 2622, 11.685%,	10/16 at 100.00	AAA	3,284,192
	10/01/36 (IF)
5,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 10/01/31 (UB)	10/16 at 100.00	AAA	5,062,750
2,060	Polk County, Florida, Utility System Revenue Bonds, Series 2003, 5.250%, 10/01/22 –	10/13 at 100.00	A2	2,082,083
	FGIC Insured
2,780	Riviera Beach, Palm Beach County, Florida, Water and Sewerage Revenue Bonds, Series 2004,	10/14 at 100.00	N/R	2,552,179
	5.000%, 10/01/24 – FGIC Insured
2,275	Sarasota County, Florida, Utility System Revenue Bonds, Series 2005A, 5.000%, 10/01/27 –	10/15 at 100.00	AA+	2,303,733
	FGIC Insured
1,680	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AA	1,937,813
	1992, 6.000%, 10/01/19 – MBIA Insured
3,000	Tampa Ba, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008,	10/18 at 100.00	AA+	3,016,230
	5.000%, 10/01/34

	Winter Springs, Florida, Water and Sewer Revenue Refunding Bonds, Series 2001:
700	5.250%, 4/01/16 – MBIA Insured	4/11 at 101.00	A	740,768
1,585	5.000%, 4/01/20 – MBIA Insured	4/11 at 101.00	AA–	1,616,304
34,935	Total Water and Sewer			35,466,880
$ 332,765	Total Investments (cost $331,697,830) – 151.6%			331,645,501
	Floating Rate Obligations – (1.5)%			(3,330,000)
	Other Assets Less Liabilities – 2.5%			5,327,426
	Preferred Shares, at Liquidation Value – (52.6)% (5)			(114,950,000)
	Net Assets Applicable to Common Shares – 100%			$ 218,692,927

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$331,645,501	$ —	$331,645,501

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $328,118,747.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 12,097,924
Depreciation	(11,901,061)
Net unrealized appreciation (depreciation) of investments	$ 196,863

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Florida Investment Quality Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009